Basis of presentation and general information, textual 1 (Details)	9 Months Ended
Sep. 30, 2013
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	Republic of the Marshall Islands
Entity Incorporation, Date of Incorporation	Mar. 08, 1999